(Oppenheimer Diversified Alternatives Fund)
Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 21 of the prospectus and in the sections "How to Buy Shares" beginning on page 75 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Diversified Alternatives Fund)	Class A	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Diversified Alternatives Fund)		Class A	Class C	Class N	Class Y	Class I
Management Fees		none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.40%	0.40%	0.40%	0.40%	0.18%
Acquired Fund Fees and Expenses	[2]	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses		1.51%	2.26%	1.76%	1.26%	1.04%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first full fiscal year of operation.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Diversified Alternatives Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	721	1,028	1,357	2,286
Class C	332	714	1,223	2,624
Class N	280	559	962	2,091
Class Y	129	402	696	1,532
Class I	107	333	577	1,277

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Diversified Alternatives Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	721	1,028	1,357	2,286
Class C	232	714	1,223	2,624
Class N	180	559	962	2,091
Class Y	129	402	696	1,532
Class I	107	333	577	1,277

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies. The Fund is a mutual fund known as a "fund of funds" because it primarily invests in other mutual funds. Those funds are referred to as "Underlying Funds." The Underlying Funds mainly invest in alternative (or non-traditional) asset classes and investment strategies, including commodities, foreign currency exposure, gold and other special metals, event-linked bonds, real estate and energy infrastructure master limited partnerships ("MLPs"). The Fund seeks to invest from 0 to 25% of its total assets in each of the following funds:

  Oppenheimer Commodity Strategy Total Return Fund

  Oppenheimer Currency Opportunities Fund

  Oppenheimer Global Multi Strategies Fund

  Oppenheimer Gold & Special Minerals Fund

  Oppenheimer Real Estate Fund

  Oppenheimer Short Duration Fund

  Oppenheimer SteelPath Master MLP Fund, LLC

  Oppenheimer SteelPath MLP Alpha Fund

  Oppenheimer SteelPath MLP Select 40 Fund

  Oppenheimer SteelPath MLP and Infrastructure Debt Fund

The Fund's sub-adviser, OppenheimerFunds, Inc. (the "Sub-Adviser"), or OFI SteelPath Inc. ("SteelPath"), each of which is an affiliate of the Fund's investment adviser, OFI Global Asset Management, Inc. (the "Manager"), serve as investment adviser to the Underlying Funds. The Manager, Sub-Adviser and SteelPath are affiliated in that the Manager and SteelPath are wholly-owned subsidiaries of the Sub-Adviser.

The Fund may invest in some or all of the Underlying Funds, but will not invest more than 50% of its total assets in any single Underlying Fund. The Sub-Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. In determining how much of the Fund's assets to invest in an Underlying Fund, the portfolio managers look for opportunities across the various asset classes and attempt to allocate the Fund's assets in a manner that seeks to generally diversify the portfolio across those asset classes. The Fund may change its emphasis on asset classes based on the Sub-Adviser's evaluation of market and economic factors that it believes are not reflected in the asset classes in which an Underlying Fund invests. The Fund has the flexibility to invest in Underlying Funds that have exposure to asset classes other than those listed above. In response to changing market or economic conditions, the Sub-Adviser may change any or all of the Underlying Funds, including using funds that may be created in the future, or change the Fund's asset allocation ranges at any time, in each case without prior approval from or notice to shareholders.

The Fund may invest in exchange-traded funds and other funds that may not be affiliated with the Manager, subject to the limitations set forth in the Investment Company Act of 1940. The Fund may also gain exposure to an asset class through direct investment, exchange-traded notes, derivatives or other investment vehicles. The Fund can invest up 20% of its total assets in such investments. The Fund and the Underlying Funds may also use derivatives to seek income or capital gain, to hedge against the risks of other investments, or as a substitute for direct investment in a particular asset class. Structured notes, options, futures, forward contracts, and swaps are some of the types of derivatives the Fund and the Underlying Funds can use.

In times of adverse or unstable market or economic conditions, such as reduced market liquidity or increased volatility, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Oppenheimer family of funds. This may also include shares of funds that provide exposure to inflation-protected debt securities and short-term investment grade debt securities. This will also generally occur at times when their is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the main risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Main Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 34 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Market Risk. The value of the securities in which the Underlying Funds invest may be affected by changes in the securities markets. Securities markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

Main Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Main Risks of Investing in Equity Securities. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and at times equity securities may be very volatile. The prices of individual equity securities may not all move in the same direction or at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate more in response to events affecting the market for those types of securities.

Main Risks of Investing in Fixed-Income Securities. Fixed-income securities held by the Underlying Funds may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying Fund's income or share value might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. The value of debt securities are also subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. These fluctuations will usually be greater for longer-term debt securities than for shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, the issuers may repay principal more slowly than expected. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper an Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Lower-Grade Securities. Lower-grade debt securities, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for lower-grade securities may be less liquid and therefore they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Main Risks of Inflation-Protected Debt Securities. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS), are fixed income securities whose principal value is periodically adjusted according to an identified rate of inflation. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds with similar maturities. If inflation declines, the principal amount or the interest rate of an inflation-indexed bond will be adjusted downward. This will result in reduced income and may result in a decline in the bond's price which could cause losses for the Fund or an Underlying Fund. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal or interest rate is adjusted for inflation. Inflation-indexed bonds normally will decline in price when real interest rates rise which could cause losses for the fund.

Main Risks of Event-Linked Securities. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other event that leads to physical or economic loss. If the trigger event occurs prior to maturity, an Underlying Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose an Underlying Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.

Main Risks of Investing in Real Estate Markets. Oppenheimer Real Estate Fund's performance is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including market disruptions, declining rents, negative economic developments that affect businesses and indivuduals, increased operating costs, low market demand or oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies that affect real estate. The price of a real estate company's securities may also drop due to dividend reductions, lowered credit ratings, poor management, or other factors that generally affect companies. Real estate companies, including REITs, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid. An industry downturn could adversely impact that Underlying Fund's performance.

Main Risks of Mining and Metal Industry Securities. Certain of the Underlying Funds can invest in mining and metal industry companies, including Oppenheimer Gold & Special Minerals Fund, which primarily invests in them. These investments may be speculative and may be subject to greater price volatility than investments in other types of companies. Changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining and metal company investments. The principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, the Commonwealth of Independent States (Russia and certain other former Soviet Union countries), South Africa and the United States. The governments of these countries may pass laws or regulations limiting metal investments for strategic or other policy reasons. Increased environmental or labor costs may depress the value of mining and metal investments.

Main Risks of Derivative Investments. Derivatives held by the Fund or an Underlying Fund may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund or an Underlying Fund may also lose money on a derivative instrument if the issuer or counterparty fails to pay the amount due. Certain derivative instruments may be illiquid, making it difficult to close out an unfavorable position. Derivative investments can increase portfolio turnover and transaction costs. As a result of these risks, the Fund or an Underlying Fund could realize little to no income or lose money from its investment, or a hedge might be unsuccessful.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Master Limited Partnerships. Investments in securities of master limited partnerships ("MLPs") involve risks that differ from investments in common stock, including risks related to common unit holder's limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit holders to sell their common units at an undesirable time or price.

MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or poor performance of a particular issuer. Prices of an MLPs common units also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.

MLP debt securities, including bonds and debentures, have characteristics similar to the fixed income securities of other issuers.

Oppenheimer SteelPath Master MLP Fund, LLC, Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP Select 40 Fund are Underlying Funds that primarily invest in energy infrastructure MLPs. Oppenheimer SteelPath MLP and Infrastructure Debt Fund is an Underlying Fund that primarily invests in the debt securities of MLPs and energy infrastructure industry companies.

Main Risks of Deferred Tax Liability of SteelPath Funds. Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP Select 40 Fund are each classified for federal tax purposes as a taxable regular corporation (each a "C Corporation", and collectively, the "SteelPath C Corporations") subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, as well as state and local income taxes. Election to be taxed as a C Corporation rather than a regulated investment company is a relatively recent strategy for open-end registered investment companies. This strategy involves complicated accounting, tax, net asset value and share valuation aspects that cause those Underlying Funds to differ significantly from most other open-end registered investment companies, which could result in unexpected and potentially significant accounting, tax and valuation consequences for those Underlying Funds and the Fund. Additionally, accounting, tax and valuation practices in this area are still developing, and there may not always be clear agreement among industry participants on the most appropriate approach. This could result in changes over time in the practices applied by those Underlying Funds, which in turn could have significant adverse consequences on the Fund.

The SteelPath C Corporations accrue deferred income taxes for any future tax liability associated with their investments in MLPs. Those Underlying Funds' current and deferred tax liability, if any, will depend upon their net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and day to day depending on the nature and performance of their investments and general market conditions. Those Underlying Funds will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. Those Underlying Funds' estimates, which are used to calculate their net asset values, which will in turn be reflected in the Fund's net asset value, may vary dramatically from their actual tax liability.

Main Risks of Energy Infrastructure and Energy Related Assets or Activities. Energy infrastructure are subject to risks specific to the energy and energy-related industries, including, but not limited to, fluctuations in commodity prices may impact the volume of energy commodities available for processing and distribution which could affect the profitability of an MLP; slowdowns in new construction and acquisitions can limit growth potential; reduced demand for oil, natural gas and petroleum products could adversely affect MLP revenues and cash flows; depletion of natural gas reserves or other commodities, if not replaced, could impact an MLP's ability to make distributions; changes in the regulatory environment could adversely affect the profitability of MLPs; extreme weather and environmental hazards could impact the value of MLP securities; rising interest rates could result in higher costs of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets could impact the market for MLPs.

Main Risks of Exchange Traded Notes. Exchange Traded Notes ("ETNs") are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange "NYSE") during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund or an Underlying Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Main Risks of Investments in Underlying Fund Wholly-Owned Subsidiary. Certain Underlying Funds may invest in a wholly-owned subsidiary of the Underlying Fund (the Subsidiary) that is not registered under the Investment Company Act of 1940 and is not subject to its investor protections. As an investor in the Subsidiary, the Underlying Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Underlying Fund and managed by the Manager. Therefore, the Underlying Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Underlying Fund (or its shareholders) or the Fund.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could negatively affect the Underlying Fund and the Fund. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Underlying Fund and the Fund would likely decrease.

The Underlying Fund and the Fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-linked investments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in emerging or developing market countries. Foreign securities owned by an Underlying Fund may trade on weekends or other days when the Fund and the Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Foreign Currency Risk. Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Diversification. While the Fund is a "diversified" fund under the Investment Company Act of 1940, five of the Underlying Funds, Oppenheimer Currency Opportunities Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP and Infrastructure Debt Fund are "non-diversified" funds. Accordingly, those funds can invest a greater portion of their assets in the securities of a single issuer than a "diversified" fund can. To the extent that one of those Underlying Funds invests a relatively high percentage of its assets in the securities of a single issuer or a small group of issuers, it is subject to additional risk of loss if those securities lose market value.

Concentration Risk. Concentration risk is the risk that an Underlying Fund's investments in the securities of companies in one industry will cause the Underlying Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Affiliated Portfolio Risk. In managing the Fund, the Manager and the Sub-Adviser will have authority to select and substitute Underlying Funds. The Manager and Sub-Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Manager and Sub-adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return over the long-term from a variety of alternative asset classes and investment strategies. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in alternative asset classes, foreign and domestic equity and debt securities, and derivative investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. Because the Fund had not commenced operations prior to the date of the prospectus, it has no prior performance information. After the Fund begins investment operations, performance information, showing the variability of the Fund's returns, will be available by calling the toll-free number on the back of the prospectus and on the Fund's website at: www.oppenheimerfunds.com/fund/DiversifiedAlternativesFund

(Oppenheimer Diversified Alternatives Fund)
Investment Objective. The Fund seeks total return.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 21 of the prospectus and in the sections "How to Buy Shares" beginning on page 75 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (Oppenheimer Diversified Alternatives Fund)	Class A	Class C	Class N	Class Y	Class I
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none	1.00%	1.00%	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Oppenheimer Diversified Alternatives Fund)		Class A	Class C	Class N	Class Y	Class I
Management Fees		none	none	none	none	none
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none	none
Other Expenses	[1]	0.40%	0.40%	0.40%	0.40%	0.18%
Acquired Fund Fees and Expenses	[2]	0.86%	0.86%	0.86%	0.86%	0.86%
Total Annual Fund Operating Expenses		1.51%	2.26%	1.76%	1.26%	1.04%
[1]	"Other Expenses" are based on estimated amounts for the Fund's first full fiscal year of operation.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

If shares are redeemed
Expense Example (Oppenheimer Diversified Alternatives Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	721	1,028	1,357	2,286
Class C	332	714	1,223	2,624
Class N	280	559	962	2,091
Class Y	129	402	696	1,532
Class I	107	333	577	1,277

If shares are not redeemed
Expense Example, No Redemption (Oppenheimer Diversified Alternatives Fund) (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	721	1,028	1,357	2,286
Class C	232	714	1,223	2,624
Class N	180	559	962	2,091
Class Y	129	402	696	1,532
Class I	107	333	577	1,277

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies. The Fund is a mutual fund known as a "fund of funds" because it primarily invests in other mutual funds. Those funds are referred to as "Underlying Funds." The Underlying Funds mainly invest in alternative (or non-traditional) asset classes and investment strategies, including commodities, foreign currency exposure, gold and other special metals, event-linked bonds, real estate and energy infrastructure master limited partnerships ("MLPs"). The Fund seeks to invest from 0 to 25% of its total assets in each of the following funds:

  Oppenheimer Commodity Strategy Total Return Fund

  Oppenheimer Currency Opportunities Fund

  Oppenheimer Global Multi Strategies Fund

  Oppenheimer Gold & Special Minerals Fund

  Oppenheimer Real Estate Fund

  Oppenheimer Short Duration Fund

  Oppenheimer SteelPath Master MLP Fund, LLC

  Oppenheimer SteelPath MLP Alpha Fund

  Oppenheimer SteelPath MLP Select 40 Fund

  Oppenheimer SteelPath MLP and Infrastructure Debt Fund

The Fund's sub-adviser, OppenheimerFunds, Inc. (the "Sub-Adviser"), or OFI SteelPath Inc. ("SteelPath"), each of which is an affiliate of the Fund's investment adviser, OFI Global Asset Management, Inc. (the "Manager"), serve as investment adviser to the Underlying Funds. The Manager, Sub-Adviser and SteelPath are affiliated in that the Manager and SteelPath are wholly-owned subsidiaries of the Sub-Adviser.

The Fund may invest in some or all of the Underlying Funds, but will not invest more than 50% of its total assets in any single Underlying Fund. The Sub-Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. In determining how much of the Fund's assets to invest in an Underlying Fund, the portfolio managers look for opportunities across the various asset classes and attempt to allocate the Fund's assets in a manner that seeks to generally diversify the portfolio across those asset classes. The Fund may change its emphasis on asset classes based on the Sub-Adviser's evaluation of market and economic factors that it believes are not reflected in the asset classes in which an Underlying Fund invests. The Fund has the flexibility to invest in Underlying Funds that have exposure to asset classes other than those listed above. In response to changing market or economic conditions, the Sub-Adviser may change any or all of the Underlying Funds, including using funds that may be created in the future, or change the Fund's asset allocation ranges at any time, in each case without prior approval from or notice to shareholders.

The Fund may invest in exchange-traded funds and other funds that may not be affiliated with the Manager, subject to the limitations set forth in the Investment Company Act of 1940. The Fund may also gain exposure to an asset class through direct investment, exchange-traded notes, derivatives or other investment vehicles. The Fund can invest up 20% of its total assets in such investments. The Fund and the Underlying Funds may also use derivatives to seek income or capital gain, to hedge against the risks of other investments, or as a substitute for direct investment in a particular asset class. Structured notes, options, futures, forward contracts, and swaps are some of the types of derivatives the Fund and the Underlying Funds can use.

In times of adverse or unstable market or economic conditions, such as reduced market liquidity or increased volatility, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Oppenheimer family of funds. This may also include shares of funds that provide exposure to inflation-protected debt securities and short-term investment grade debt securities. This will also generally occur at times when their is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the main risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Main Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 34 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Market Risk. The value of the securities in which the Underlying Funds invest may be affected by changes in the securities markets. Securities markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

Main Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Main Risks of Investing in Equity Securities. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and at times equity securities may be very volatile. The prices of individual equity securities may not all move in the same direction or at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate more in response to events affecting the market for those types of securities.

Main Risks of Investing in Fixed-Income Securities. Fixed-income securities held by the Underlying Funds may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying Fund's income or share value might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. The value of debt securities are also subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. These fluctuations will usually be greater for longer-term debt securities than for shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, the issuers may repay principal more slowly than expected. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper an Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Lower-Grade Securities. Lower-grade debt securities, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for lower-grade securities may be less liquid and therefore they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Main Risks of Inflation-Protected Debt Securities. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS), are fixed income securities whose principal value is periodically adjusted according to an identified rate of inflation. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds with similar maturities. If inflation declines, the principal amount or the interest rate of an inflation-indexed bond will be adjusted downward. This will result in reduced income and may result in a decline in the bond's price which could cause losses for the Fund or an Underlying Fund. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal or interest rate is adjusted for inflation. Inflation-indexed bonds normally will decline in price when real interest rates rise which could cause losses for the fund.

Main Risks of Event-Linked Securities. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other event that leads to physical or economic loss. If the trigger event occurs prior to maturity, an Underlying Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose an Underlying Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.

Main Risks of Investing in Real Estate Markets. Oppenheimer Real Estate Fund's performance is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including market disruptions, declining rents, negative economic developments that affect businesses and indivuduals, increased operating costs, low market demand or oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies that affect real estate. The price of a real estate company's securities may also drop due to dividend reductions, lowered credit ratings, poor management, or other factors that generally affect companies. Real estate companies, including REITs, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid. An industry downturn could adversely impact that Underlying Fund's performance.

Main Risks of Mining and Metal Industry Securities. Certain of the Underlying Funds can invest in mining and metal industry companies, including Oppenheimer Gold & Special Minerals Fund, which primarily invests in them. These investments may be speculative and may be subject to greater price volatility than investments in other types of companies. Changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining and metal company investments. The principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, the Commonwealth of Independent States (Russia and certain other former Soviet Union countries), South Africa and the United States. The governments of these countries may pass laws or regulations limiting metal investments for strategic or other policy reasons. Increased environmental or labor costs may depress the value of mining and metal investments.

Main Risks of Derivative Investments. Derivatives held by the Fund or an Underlying Fund may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund or an Underlying Fund may also lose money on a derivative instrument if the issuer or counterparty fails to pay the amount due. Certain derivative instruments may be illiquid, making it difficult to close out an unfavorable position. Derivative investments can increase portfolio turnover and transaction costs. As a result of these risks, the Fund or an Underlying Fund could realize little to no income or lose money from its investment, or a hedge might be unsuccessful.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Master Limited Partnerships. Investments in securities of master limited partnerships ("MLPs") involve risks that differ from investments in common stock, including risks related to common unit holder's limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit holders to sell their common units at an undesirable time or price.

MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or poor performance of a particular issuer. Prices of an MLPs common units also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.

MLP debt securities, including bonds and debentures, have characteristics similar to the fixed income securities of other issuers.

Oppenheimer SteelPath Master MLP Fund, LLC, Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP Select 40 Fund are Underlying Funds that primarily invest in energy infrastructure MLPs. Oppenheimer SteelPath MLP and Infrastructure Debt Fund is an Underlying Fund that primarily invests in the debt securities of MLPs and energy infrastructure industry companies.

Main Risks of Deferred Tax Liability of SteelPath Funds. Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP Select 40 Fund are each classified for federal tax purposes as a taxable regular corporation (each a "C Corporation", and collectively, the "SteelPath C Corporations") subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, as well as state and local income taxes. Election to be taxed as a C Corporation rather than a regulated investment company is a relatively recent strategy for open-end registered investment companies. This strategy involves complicated accounting, tax, net asset value and share valuation aspects that cause those Underlying Funds to differ significantly from most other open-end registered investment companies, which could result in unexpected and potentially significant accounting, tax and valuation consequences for those Underlying Funds and the Fund. Additionally, accounting, tax and valuation practices in this area are still developing, and there may not always be clear agreement among industry participants on the most appropriate approach. This could result in changes over time in the practices applied by those Underlying Funds, which in turn could have significant adverse consequences on the Fund.

The SteelPath C Corporations accrue deferred income taxes for any future tax liability associated with their investments in MLPs. Those Underlying Funds' current and deferred tax liability, if any, will depend upon their net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and day to day depending on the nature and performance of their investments and general market conditions. Those Underlying Funds will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. Those Underlying Funds' estimates, which are used to calculate their net asset values, which will in turn be reflected in the Fund's net asset value, may vary dramatically from their actual tax liability.

Main Risks of Energy Infrastructure and Energy Related Assets or Activities. Energy infrastructure are subject to risks specific to the energy and energy-related industries, including, but not limited to, fluctuations in commodity prices may impact the volume of energy commodities available for processing and distribution which could affect the profitability of an MLP; slowdowns in new construction and acquisitions can limit growth potential; reduced demand for oil, natural gas and petroleum products could adversely affect MLP revenues and cash flows; depletion of natural gas reserves or other commodities, if not replaced, could impact an MLP's ability to make distributions; changes in the regulatory environment could adversely affect the profitability of MLPs; extreme weather and environmental hazards could impact the value of MLP securities; rising interest rates could result in higher costs of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets could impact the market for MLPs.

Main Risks of Exchange Traded Notes. Exchange Traded Notes ("ETNs") are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange "NYSE") during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund or an Underlying Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Main Risks of Investments in Underlying Fund Wholly-Owned Subsidiary. Certain Underlying Funds may invest in a wholly-owned subsidiary of the Underlying Fund (the Subsidiary) that is not registered under the Investment Company Act of 1940 and is not subject to its investor protections. As an investor in the Subsidiary, the Underlying Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Underlying Fund and managed by the Manager. Therefore, the Underlying Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Underlying Fund (or its shareholders) or the Fund.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could negatively affect the Underlying Fund and the Fund. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Underlying Fund and the Fund would likely decrease.

The Underlying Fund and the Fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-linked investments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in emerging or developing market countries. Foreign securities owned by an Underlying Fund may trade on weekends or other days when the Fund and the Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Foreign Currency Risk. Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Diversification. While the Fund is a "diversified" fund under the Investment Company Act of 1940, five of the Underlying Funds, Oppenheimer Currency Opportunities Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP and Infrastructure Debt Fund are "non-diversified" funds. Accordingly, those funds can invest a greater portion of their assets in the securities of a single issuer than a "diversified" fund can. To the extent that one of those Underlying Funds invests a relatively high percentage of its assets in the securities of a single issuer or a small group of issuers, it is subject to additional risk of loss if those securities lose market value.

Concentration Risk. Concentration risk is the risk that an Underlying Fund's investments in the securities of companies in one industry will cause the Underlying Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Affiliated Portfolio Risk. In managing the Fund, the Manager and the Sub-Adviser will have authority to select and substitute Underlying Funds. The Manager and Sub-Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Manager and Sub-adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return over the long-term from a variety of alternative asset classes and investment strategies. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in alternative asset classes, foreign and domestic equity and debt securities, and derivative investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance. Because the Fund had not commenced operations prior to the date of the prospectus, it has no prior performance information. After the Fund begins investment operations, performance information, showing the variability of the Fund's returns, will be available by calling the toll-free number on the back of the prospectus and on the Fund's website at: www.oppenheimerfunds.com/fund/DiversifiedAlternativesFund

Shareholder Fees (dei_DocumentInformationDocumentAxis, (Oppenheimer Diversified Alternatives Fund))	0 Months Ended
Dec. 28, 2012
Class A
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class C
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none
Class N
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	1.00%
Class Y
Shareholder Fees:
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	none

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (Oppenheimer Diversified Alternatives Fund))	0 Months Ended
	Dec. 28, 2012
Class A
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	1.51%
Class C
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	2.26%
Class I
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.18%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	1.04%
Class N
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	0.50%
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	1.76%
Class Y
Operating Expenses:
Management Fees	none
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.40%	[1]
Acquired Fund Fees and Expenses	0.86%	[2]
Total Annual Fund Operating Expenses	1.26%

[1]	"Other Expenses" are based on estimated amounts for the Fund's first full fiscal year of operation.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2012
Registrant Name	dei_EntityRegistrantName	Oppenheimer Diversified Alternatives Fund.
Central Index Key	dei_EntityCentralIndexKey	0001560050
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 31, 2012
Prospectus Date	rr_ProspectusDate	Dec 28, 2012
(Oppenheimer Diversified Alternatives Fund)
Risk/Return:	rr_RiskReturnAbstract
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The Fund seeks total return.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold or redeem shares of the Fund. You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds. More information about these and other discounts is available from your financial professional and in the section "About Your Account" beginning on page 21 of the prospectus and in the sections "How to Buy Shares" beginning on page 75 and "Appendix A" in the Fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund's performance.

Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you (or you and your spouse) invest, or agree to invest in the future, at least $25,000 in certain funds in the Oppenheimer family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Example. The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in a class of shares of the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your expenses would be as follows:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If shares are redeemed
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies. The Fund is a mutual fund known as a "fund of funds" because it primarily invests in other mutual funds. Those funds are referred to as "Underlying Funds." The Underlying Funds mainly invest in alternative (or non-traditional) asset classes and investment strategies, including commodities, foreign currency exposure, gold and other special metals, event-linked bonds, real estate and energy infrastructure master limited partnerships ("MLPs"). The Fund seeks to invest from 0 to 25% of its total assets in each of the following funds:

  Oppenheimer Commodity Strategy Total Return Fund

  Oppenheimer Currency Opportunities Fund

  Oppenheimer Global Multi Strategies Fund

  Oppenheimer Gold & Special Minerals Fund

  Oppenheimer Real Estate Fund

  Oppenheimer Short Duration Fund

  Oppenheimer SteelPath Master MLP Fund, LLC

  Oppenheimer SteelPath MLP Alpha Fund

  Oppenheimer SteelPath MLP Select 40 Fund

  Oppenheimer SteelPath MLP and Infrastructure Debt Fund

The Fund's sub-adviser, OppenheimerFunds, Inc. (the "Sub-Adviser"), or OFI SteelPath Inc. ("SteelPath"), each of which is an affiliate of the Fund's investment adviser, OFI Global Asset Management, Inc. (the "Manager"), serve as investment adviser to the Underlying Funds. The Manager, Sub-Adviser and SteelPath are affiliated in that the Manager and SteelPath are wholly-owned subsidiaries of the Sub-Adviser.

The Fund may invest in some or all of the Underlying Funds, but will not invest more than 50% of its total assets in any single Underlying Fund. The Sub-Adviser will monitor the markets and allocate assets among the Underlying Funds based on changing market or economic conditions and investment opportunities. In determining how much of the Fund's assets to invest in an Underlying Fund, the portfolio managers look for opportunities across the various asset classes and attempt to allocate the Fund's assets in a manner that seeks to generally diversify the portfolio across those asset classes. The Fund may change its emphasis on asset classes based on the Sub-Adviser's evaluation of market and economic factors that it believes are not reflected in the asset classes in which an Underlying Fund invests. The Fund has the flexibility to invest in Underlying Funds that have exposure to asset classes other than those listed above. In response to changing market or economic conditions, the Sub-Adviser may change any or all of the Underlying Funds, including using funds that may be created in the future, or change the Fund's asset allocation ranges at any time, in each case without prior approval from or notice to shareholders.

The Fund may invest in exchange-traded funds and other funds that may not be affiliated with the Manager, subject to the limitations set forth in the Investment Company Act of 1940. The Fund may also gain exposure to an asset class through direct investment, exchange-traded notes, derivatives or other investment vehicles. The Fund can invest up 20% of its total assets in such investments. The Fund and the Underlying Funds may also use derivatives to seek income or capital gain, to hedge against the risks of other investments, or as a substitute for direct investment in a particular asset class. Structured notes, options, futures, forward contracts, and swaps are some of the types of derivatives the Fund and the Underlying Funds can use.

In times of adverse or unstable market or economic conditions, such as reduced market liquidity or increased volatility, the Fund may hold a portion of its assets in cash, money market securities or other similar, liquid investments, including in shares of money market mutual funds in the Oppenheimer family of funds. This may also include shares of funds that provide exposure to inflation-protected debt securities and short-term investment grade debt securities. This will also generally occur at times when their is an inability to immediately invest funds received from purchases of Fund shares or from redemptions of other investments or to maintain liquidity.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

The following summarizes the main risks that the Fund is subject to based on its investments in the Underlying Funds. The risks described below are risks to the Fund's overall portfolio. These are generally different from the main risks of any one Underlying Fund. While each Underlying Fund has its own particular risk characteristics, the strategy of allocating the Fund's assets to different Underlying Funds may allow those risks to be offset to some extent.

Main Risks of Investing in the Underlying Funds. Each of the Underlying Funds has its own investment risks, and those risks can affect the value of the Fund's investments and therefore the value of the Fund's shares. To the extent that the Fund invests more of its assets in one Underlying Fund than in another, it will have greater exposure to the risks of that Underlying Fund. The investment objective and principal investment strategies of each of the Underlying Funds are described in the section "More Information About the Underlying Funds" beginning on page 34 of the Fund's prospectus. There is no guarantee that the Fund or any Underlying Fund will achieve its investment objective. The Underlying Funds will each pursue their investment objectives and policies without the approval of the Fund. If an Underlying Fund were to change its investment objective or policies, the Fund may be forced to sell its shares of that Underlying Fund at a disadvantageous time. The prospectuses and Statements of Additional Information of the Underlying Funds are available without charge by calling toll free at 1.800.225.5677 and can also be viewed and downloaded on the OppenheimerFunds website at www.oppenheimerfunds.com.

Allocation Risk. The Fund's ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that portfolio manager evaluations and assumptions regarding the Underlying Funds' prospects may be incorrect in view of actual market conditions.

Market Risk. The value of the securities in which the Underlying Funds invest may be affected by changes in the securities markets. Securities markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. markets may move in the opposite direction from one or more foreign markets.

Main Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.

Main Risks of Investing in Equity Securities. Stocks and other equity securities held by the Underlying Funds fluctuate in price in response to changes in equity markets in general, and at times equity securities may be very volatile. The prices of individual equity securities may not all move in the same direction or at the same time. For example, "growth" stocks may perform well under circumstances in which "value" stocks in general have fallen. Other factors may affect the price of a particular company's securities. Those factors include poor earnings reports, loss of customers, litigation, or changes in regulations affecting the company or its industry. To the extent that an Underlying Fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate more in response to events affecting the market for those types of securities.

Main Risks of Investing in Fixed-Income Securities. Fixed-income securities held by the Underlying Funds may be subject to credit risk, interest rate risk, prepayment risk and extension risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or to repay principal, the Underlying Fund's income or share value might be reduced. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the market value of that issuer's securities. The value of debt securities are also subject to change when prevailing interest rates change. When prevailing interest rates fall, the values of already-issued debt securities generally rise. When prevailing interest rates rise, the values of already-issued debt securities generally fall, and they may sell at a discount from their face amount or from the amount the Underlying Fund paid for them. These fluctuations will usually be greater for longer-term debt securities than for shorter-term debt securities. When interest rates fall, debt securities may be repaid more quickly than expected and the Underlying Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as "prepayment risk." When interest rates rise, the issuers may repay principal more slowly than expected. This is referred to as "extension risk." Interest rate changes normally have different effects on variable or floating rate securities than they do on securities with fixed interest rates.

Fixed-Income Market Risks. Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns can cause increased volatility in those debt securities or debt securities markets. Under some circumstances, as was the case during the latter half of 2008 and early 2009, those concerns could cause reduced liquidity in certain debt securities markets. A lack of liquidity or other adverse credit market conditions may hamper an Underlying Fund's ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.

Special Risks of Lower-Grade Securities. Lower-grade debt securities, whether rated or unrated, have greater risks than investment-grade securities. They may be subject to greater price fluctuations and have a greater risk that the issuer might not be able to pay interest and principal when due. The market for lower-grade securities may be less liquid and therefore they may be harder to value or to sell at an acceptable price, especially during times of market volatility or decline.

Main Risks of Inflation-Protected Debt Securities. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS), are fixed income securities whose principal value is periodically adjusted according to an identified rate of inflation. Because of this inflation adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed-rate bonds with similar maturities. If inflation declines, the principal amount or the interest rate of an inflation-indexed bond will be adjusted downward. This will result in reduced income and may result in a decline in the bond's price which could cause losses for the Fund or an Underlying Fund. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal or interest rate is adjusted for inflation. Inflation-indexed bonds normally will decline in price when real interest rates rise which could cause losses for the fund.

Main Risks of Event-Linked Securities. Event-linked securities are fixed income securities for which the return of principal and payment of interest is contingent on the non-occurrence of a trigger event, such as a hurricane, earthquake, or other event that leads to physical or economic loss. If the trigger event occurs prior to maturity, an Underlying Fund may lose all or a portion of its principal and additional interest. Event-linked securities may expose an Underlying Fund to certain other risks, including issuer default, adverse regulatory or jurisdictional interpretations, liquidity risk and adverse tax consequences.

Main Risks of Investing in Real Estate Markets. Oppenheimer Real Estate Fund's performance is closely linked to the performance of the real estate markets. Property values or revenues from real estate investments may fall due to many different factors, including market disruptions, declining rents, negative economic developments that affect businesses and indivuduals, increased operating costs, low market demand or oversupply, obsolescence, competition, uninsured casualty losses, condemnation losses, environmental liabilities, the failure of borrowers to repay loans in a timely manner, changes in prevailing interest rates or rates of inflation, lack of available credit or changes in federal or state taxation policies that affect real estate. The price of a real estate company's securities may also drop due to dividend reductions, lowered credit ratings, poor management, or other factors that generally affect companies. Real estate companies, including REITs, tend to be small- and mid-cap companies and their shares may be more volatile and less liquid. An industry downturn could adversely impact that Underlying Fund's performance.

Main Risks of Mining and Metal Industry Securities. Certain of the Underlying Funds can invest in mining and metal industry companies, including Oppenheimer Gold & Special Minerals Fund, which primarily invests in them. These investments may be speculative and may be subject to greater price volatility than investments in other types of companies. Changes in international monetary policies or economic and political conditions can affect the supply of gold and precious metals and consequently the value of mining and metal company investments. The principal supplies of gold are concentrated in only five countries or territories: Australia, Canada, the Commonwealth of Independent States (Russia and certain other former Soviet Union countries), South Africa and the United States. The governments of these countries may pass laws or regulations limiting metal investments for strategic or other policy reasons. Increased environmental or labor costs may depress the value of mining and metal investments.

Main Risks of Derivative Investments. Derivatives held by the Fund or an Underlying Fund may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund or an Underlying Fund may also lose money on a derivative instrument if the issuer or counterparty fails to pay the amount due. Certain derivative instruments may be illiquid, making it difficult to close out an unfavorable position. Derivative investments can increase portfolio turnover and transaction costs. As a result of these risks, the Fund or an Underlying Fund could realize little to no income or lose money from its investment, or a hedge might be unsuccessful.

Main Risks of Commodity-Linked Investments. Commodity-linked investments are considered speculative and have substantial risks, including the risk of loss of a significant portion of their principal value. Prices of commodities and commodity-linked investments may fluctuate significantly over short periods due to a variety of factors, including for example agricultural, economic and regulatory developments. These risks may make commodity-linked investments more volatile than other types of investments.

Main Risks of Master Limited Partnerships. Investments in securities of master limited partnerships ("MLPs") involve risks that differ from investments in common stock, including risks related to common unit holder's limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP's general partner, cash flow risks, dilution risks and risks related to the general partner's right to require unit holders to sell their common units at an undesirable time or price.

MLP common units, like other equity securities, can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards an issuer or certain market sector, changes in a particular issuer's financial condition, or poor performance of a particular issuer. Prices of an MLPs common units also can be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios. A holder of MLP common units typically would not be shielded to the same extent that a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP.

MLP debt securities, including bonds and debentures, have characteristics similar to the fixed income securities of other issuers.

Oppenheimer SteelPath Master MLP Fund, LLC, Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP Select 40 Fund are Underlying Funds that primarily invest in energy infrastructure MLPs. Oppenheimer SteelPath MLP and Infrastructure Debt Fund is an Underlying Fund that primarily invests in the debt securities of MLPs and energy infrastructure industry companies.

Main Risks of Deferred Tax Liability of SteelPath Funds. Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP Select 40 Fund are each classified for federal tax purposes as a taxable regular corporation (each a "C Corporation", and collectively, the "SteelPath C Corporations") subject to U.S. federal income tax on its taxable income at the rates applicable to corporations, as well as state and local income taxes. Election to be taxed as a C Corporation rather than a regulated investment company is a relatively recent strategy for open-end registered investment companies. This strategy involves complicated accounting, tax, net asset value and share valuation aspects that cause those Underlying Funds to differ significantly from most other open-end registered investment companies, which could result in unexpected and potentially significant accounting, tax and valuation consequences for those Underlying Funds and the Fund. Additionally, accounting, tax and valuation practices in this area are still developing, and there may not always be clear agreement among industry participants on the most appropriate approach. This could result in changes over time in the practices applied by those Underlying Funds, which in turn could have significant adverse consequences on the Fund.

The SteelPath C Corporations accrue deferred income taxes for any future tax liability associated with their investments in MLPs. Those Underlying Funds' current and deferred tax liability, if any, will depend upon their net investment gains and losses and realized and unrealized gains and losses on investments and therefore may vary greatly from year to year and day to day depending on the nature and performance of their investments and general market conditions. Those Underlying Funds will rely to some extent on information provided by the MLPs, which may not be timely, to estimate deferred tax liability and/or asset balances. Those Underlying Funds' estimates, which are used to calculate their net asset values, which will in turn be reflected in the Fund's net asset value, may vary dramatically from their actual tax liability.

Main Risks of Energy Infrastructure and Energy Related Assets or Activities. Energy infrastructure are subject to risks specific to the energy and energy-related industries, including, but not limited to, fluctuations in commodity prices may impact the volume of energy commodities available for processing and distribution which could affect the profitability of an MLP; slowdowns in new construction and acquisitions can limit growth potential; reduced demand for oil, natural gas and petroleum products could adversely affect MLP revenues and cash flows; depletion of natural gas reserves or other commodities, if not replaced, could impact an MLP's ability to make distributions; changes in the regulatory environment could adversely affect the profitability of MLPs; extreme weather and environmental hazards could impact the value of MLP securities; rising interest rates could result in higher costs of capital and drive investors into other investment opportunities; and threats of attack by terrorists on energy assets could impact the market for MLPs.

Main Risks of Exchange Traded Notes. Exchange Traded Notes ("ETNs") are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. ETNs are traded on an exchange (e.g., the New York Stock Exchange "NYSE") during normal trading hours. ETNs are subject to credit risk, and the value of the ETN may drop due to a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating and economic, legal, political or geographic events that affect the referenced underlying asset. When the Fund or an Underlying Fund invests in ETNs, it will bear its proportionate share of any fees and expenses borne by the ETN.

Main Risks of Investments in Underlying Fund Wholly-Owned Subsidiary. Certain Underlying Funds may invest in a wholly-owned subsidiary of the Underlying Fund (the Subsidiary) that is not registered under the Investment Company Act of 1940 and is not subject to its investor protections. As an investor in the Subsidiary, the Underlying Fund does not have all of the protections offered to investors by the Investment Company Act of 1940. However, the Subsidiary is wholly-owned and controlled by the Underlying Fund and managed by the Manager. Therefore, the Underlying Fund's ownership and control of the Subsidiary make it unlikely that the Subsidiary would take actions contrary to the interests of the Underlying Fund (or its shareholders) or the Fund.

Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could negatively affect the Underlying Fund and the Fund. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Underlying Fund and the Fund would likely decrease.

The Underlying Fund and the Fund are exposed to the risks associated with the Subsidiary's investments, which generally include the risks of investing in derivatives and commodities-linked investments.

Main Risks of Foreign Investing. Foreign securities are subject to special risks. Foreign issuers are usually not subject to the same accounting and disclosure requirements that U.S. companies are subject to, which may make it difficult to evaluate a foreign company's operations or financial condition. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. The value of foreign investments may be affected by exchange control regulations, foreign taxes, higher transaction and other costs, delays in the settlement of transactions, changes in economic or monetary policy in the U.S. or abroad, expropriation or nationalization of a company's assets, or other political and economic factors. These risks may be greater for investments in emerging or developing market countries. Foreign securities owned by an Underlying Fund may trade on weekends or other days when the Fund and the Underlying Funds do not price their shares. As a result, the Fund's net asset value may change on days when you will not be able to purchase or redeem the Fund's shares. Fund shareholders may be unable to deduct or take a credit for foreign taxes paid by the Underlying Funds on their foreign investments.

Special Risks of Developing and Emerging Markets. The economies of developing or emerging market countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. The governments of developing and emerging market countries may also be more unstable than the governments of more developed countries. These countries generally have less developed securities markets or exchanges, and less developed legal and accounting systems. Securities may be more difficult to sell at an acceptable price and may be more volatile than securities in countries with more mature markets. The value of developing or emerging market currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company's assets, restrictions on foreign ownership of local companies and restrictions on withdrawing assets from the country. Investments in securities of issuers in developing or emerging market countries may be considered speculative.

Foreign Currency Risk. Fluctuations in foreign currency values will result in fluctuations in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls.

Diversification. While the Fund is a "diversified" fund under the Investment Company Act of 1940, five of the Underlying Funds, Oppenheimer Currency Opportunities Fund, Oppenheimer Gold & Special Minerals Fund, Oppenheimer Real Estate Fund, Oppenheimer SteelPath MLP Alpha Fund and Oppenheimer SteelPath MLP and Infrastructure Debt Fund are "non-diversified" funds. Accordingly, those funds can invest a greater portion of their assets in the securities of a single issuer than a "diversified" fund can. To the extent that one of those Underlying Funds invests a relatively high percentage of its assets in the securities of a single issuer or a small group of issuers, it is subject to additional risk of loss if those securities lose market value.

Concentration Risk. Concentration risk is the risk that an Underlying Fund's investments in the securities of companies in one industry will cause the Underlying Fund to be more exposed to developments affecting a single industry or market sector than a more broadly diversified fund would be.

Affiliated Portfolio Risk. In managing the Fund, the Manager and the Sub-Adviser will have authority to select and substitute Underlying Funds. The Manager and Sub-Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to each by some Underlying Funds for its advisory services are higher than the fees paid by other Underlying Funds. However, the Manager and Sub-adviser monitors the investment process to seek to identify, address and resolve any potential issues.

Who Is the Fund Designed For? The Fund is designed primarily for investors seeking total return over the long-term from a variety of alternative asset classes and investment strategies. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund that invests in alternative asset classes, foreign and domestic equity and debt securities, and derivative investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The price of the Fund's shares can go up and down substantially. The value of the Fund's investments may change because of broad changes in the markets in which the Underlying Funds invest, because of Underlying Fund investment selection or the Fund's asset allocation, which could cause the Fund to underperform other funds with similar objectives. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund's Past Performance. Because the Fund had not commenced operations prior to the date of the prospectus, it has no prior performance information. After the Fund begins investment operations, performance information, showing the variability of the Fund's returns, will be available by calling the toll-free number on the back of the prospectus and on the Fund's website at: www.oppenheimerfunds.com/fund/DiversifiedAlternativesFund

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.oppenheimerfunds.com/fund/DiversifiedAlternativesFund
(Oppenheimer Diversified Alternatives Fund) | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	721
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,028
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,286
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	721
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,028
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,357
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,286
(Oppenheimer Diversified Alternatives Fund) | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	332
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	714
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,223
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,624
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	232
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	714
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,223
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,624
(Oppenheimer Diversified Alternatives Fund) | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	333
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	577
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,277
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	333
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	577
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,277
(Oppenheimer Diversified Alternatives Fund) | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	280
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	559
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	962
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,091
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	180
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	559
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	962
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,091
(Oppenheimer Diversified Alternatives Fund) | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as % of the lower of original offering price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	none
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	129
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	696
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,532
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	129
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	402
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	696
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,532
[1]	"Other Expenses" are based on estimated amounts for the Fund's first full fiscal year of operation.
[2]	"Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year.